SCHEDULE OF AGGREGATE FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
2022 and 2023 Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement liability, beginning balance	$ 36,283,890	$ 8,041,000
Issuances		5,577,125
Change in Fair Value	(21,005,722)	22,665,765
Converted to Equity	(15,278,168)
Fair value measurement liability, ending balance		36,283,890
Whiskey Special Ops 2023 Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement liability, beginning balance	1,452,562
Issuances	3,353,850	1,353,473
Change in Fair Value	6,977,656	99,089
Converted to Equity	(11,784,068)
Fair value measurement liability, ending balance		1,452,562
2022 Notes Warrant Libilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement liability, beginning balance	794,868	433,000
Issuances		12,874
Change in Fair Value	1,078,132	348,994
Converted to Equity	(1,873,000)
Fair value measurement liability, ending balance		794,868
Whiskey Special Ops 2023 Notes Warrant Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement liability, beginning balance	1,512,692
Issuances	302,020	1,621,527
Change in Fair Value	(1,814,712)	(108,835)
Converted to Equity
Fair value measurement liability, ending balance		$ 1,512,692